Securitisations - Disclosure of continuing involvement in financial assets that have been derecognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	£ 4,892	£ 2,192
Fair value	4,841	2,139
Maximum exposure to loss	4,969	2,192
Gain from continuing involvement, for the year ended	198	52
Gain from continuing involvement, cumulative to 31 December	283	90
Asset backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	53	2
Fair value	53	2
Maximum exposure to loss	130	2
Gain from continuing involvement, for the year ended	1	0
Gain from continuing involvement, cumulative to 31 December	1	3
Residential mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	4,462	1,798
Fair value	4,454	1,796
Maximum exposure to loss	4,462	1,798
Gain from continuing involvement, for the year ended	194	49
Gain from continuing involvement, cumulative to 31 December	261	68
Commercial mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	377	392
Fair value	334	341
Maximum exposure to loss	377	392
Gain from continuing involvement, for the year ended	3	3
Gain from continuing involvement, cumulative to 31 December	£ 21	£ 19